Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Schedule of accrued liabilities and other payables [Abstract]
Borrowing from former shareholder	[1]	$ 1,084	$ 1,226
Payable to merchants of Cheers e-Mall	[2]	8,645	7,373
Co-invest online series production fund		799	793
Payroll payables		1,633	1,525
Other payables		232	374
Total		$ 12,393	$ 11,291

[1]	Borrowing from former shareholder represented the loan from Lead Eastern Investment Co., Ltd, who was the related party of the Company until October 26, 2018.
[2]	Payable to merchants of Cheers e-Mall related to cash received on behalf of the merchants in advance, for which the related transactions have not been completed.